CAPITAL AND RESERVES (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CAPITAL AND RESERVES
Number of DSUs, Beginning Balance	539,286	477,711
Number of DSUs, Granted	74,683	61,575
Number of DSUs, Redeemed	(143,622)	0
Number of DSUs, Ending Balance	470,347	539,286
Weighted average fair value (DSUs), Beginning Balance	$ 0.65	$ 0.69
Weighted average fair value (DSUs), Granted	0.34	0.39
Weighted average fair value (DSUs), Redeemed	0.69	0.00
Weighted average fair value (DSUs), Ending Balance	$ 0.59	$ 0.65